Fair value measurement - Carried at fair value (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial assets classified as available-for-sale	$ 325	$ 909
Jackson
Financial instruments
Financial assets classified as available-for-sale	325	683
At fair value
Financial instruments
Total financial investments, net of derivative liabilities	$ 136,502	$ 161,535
Percentage of total (%)	100.00%	100.00%
Total financial instruments at fair value	$ 131,226	$ 155,057
Percentage of total (%)	100.00%	100.00%
At fair value | Loans
Financial instruments
Financial assets	$ 475	$ 621
At fair value | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	57,497	61,601
At fair value | Debt securities
Financial instruments
Financial assets	79,119	99,094
At fair value | Derivative assets
Financial instruments
Financial assets	182	481
At fair value | Derivative liabilities
Financial instruments
Financial liabilities	(771)	(262)
At fair value | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(5,276)	(6,478)
At fair value | Investment contract liabilities without discretionary participation features
Financial instruments
Financial liabilities	(727)	(814)
At fair value | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(4,549)	(5,664)
At fair value | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	82,890	98,433
At fair value | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	23,289	26,372
At fair value | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	30,323	36,730
At fair value | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	$ 106,439	$ 130,369
Percentage of total (%)	78.00%	81.00%
Total financial instruments at fair value	$ 101,893	$ 124,751
Percentage of total (%)	78.00%	81.00%
At fair value | Level 1 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 49,727	$ 54,107
At fair value | Level 1 | Debt securities
Financial instruments
Financial assets	57,125	76,049
At fair value | Level 1 | Derivative assets
Financial instruments
Financial assets	48	359
At fair value | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(461)	(146)
At fair value | Level 1 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(4,546)	(5,618)
At fair value | Level 1 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(4,546)	(5,618)
At fair value | Level 1 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	66,775	82,489
At fair value | Level 1 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	21,201	24,024
At fair value | Level 1 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	18,463	23,856
At fair value | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	$ 29,442	$ 30,526
Percentage of total (%)	22.00%	19.00%
Total financial instruments at fair value	$ 28,712	$ 29,666
Percentage of total (%)	22.00%	19.00%
At fair value | Level 2 | Loans
Financial instruments
Financial assets	$ 471	$ 616
At fair value | Level 2 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	7,193	6,917
At fair value | Level 2 | Debt securities
Financial instruments
Financial assets	21,954	22,987
At fair value | Level 2 | Debt securities | Internal valuation
Financial instruments
Financial assets	33	24
At fair value | Level 2 | Derivative assets
Financial instruments
Financial assets	134	122
At fair value | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(310)	(116)
At fair value | Level 2 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(730)	(860)
At fair value | Level 2 | Investment contract liabilities without discretionary participation features
Financial instruments
Financial liabilities	(727)	(814)
At fair value | Level 2 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(3)	(46)
At fair value | Level 2 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	15,612	15,438
At fair value | Level 2 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	2,084	2,343
At fair value | Level 2 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	11,746	12,745
At fair value | Level 3
Financial instruments
Financial assets	621	640	$ 484
Total financial investments, net of derivative liabilities	$ 621	$ 640
Percentage of total (%)	0.00%	0.00%
Total financial instruments at fair value	$ 621	$ 640
Percentage of total (%)	0.00%	0.00%
At fair value | Level 3 | Loans
Financial instruments
Financial assets	$ 4	$ 5	6
At fair value | Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	577	577	445
Total financial instruments at fair value	577	577
At fair value | Level 3 | Debt securities
Financial instruments
Financial assets	40	58	$ 33
At fair value | Level 3 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	503	506
At fair value | Level 3 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	4	5
At fair value | Level 3 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	114	129
Total financial instruments at fair value	$ 114	$ 129